Business Segments (Net Revenue, Operating Expenses And Profit By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Segment Reporting Information [Line Items]
Net revenue	¥ 1,901.9		¥ 1,874.1
Operating expenses	1,179.6		1,073.0
Operating profit (loss)	722.3		801.1
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,122.2		1,254.2
Net revenue, Net interest income	631.1		638.0
Net revenue, Net fees	312.8		265.1
Net revenue, Other	178.3		351.1
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	779.7	[1]	619.9	[1]
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	648.8		587.8
Operating expenses	477.6		455.2
Operating profit (loss)	171.2		132.6
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	286.5		279.3
Net revenue, Net interest income	201.7		219.3
Net revenue, Net fees	80.3		55.7
Net revenue, Other	4.5		4.3
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	362.3	[1]	308.5	[1]
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	457.6		424.5
Operating expenses	217.1		215.4
Operating profit (loss)	240.5		209.1
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	397.9		376.3
Net revenue, Net interest income	192.8		196.9
Net revenue, Net fees	163.2		149.5
Net revenue, Other	41.9		29.9
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	59.7	[1]	48.2	[1]
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	76.4		67.0
Operating expenses	44.6		43.3
Operating profit (loss)	31.8		23.7
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	32.1		26.8
Net revenue, Net fees	32.1		26.8
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	44.3	[1]	40.2	[1]
Business Segment [Member] | Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	442.0		321.6
Operating expenses	272.1		204.8
Operating profit (loss)	169.9		116.8
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	266.8		190.8
Operating expenses	147.6		112.8
Operating profit (loss)	119.2		78.0
Business Segment [Member] | Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	175.2		130.8
Operating expenses	124.5		92.0
Operating profit (loss)	50.7		38.8
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	209.9		144.3
Net revenue, Net interest income	109.8		72.3
Net revenue, Net fees	77.1		58.3
Net revenue, Other	23.0		13.7
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	209.9		144.3
Net revenue, Net interest income	109.8		72.3
Net revenue, Net fees	77.1		58.3
Net revenue, Other	23.0		13.7
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	232.1	[1]	177.3	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	56.9	[1]	46.5	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	175.2	[1]	130.8	[1]
Business Segment [Member] | Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	285.6		461.5
Operating expenses	82.6		66.0
Operating profit (loss)	203.0		395.5
Business Segment [Member] | Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	205.4		413.4
Net revenue, Net interest income	83.6		114.7
Net revenue, Net fees	(10.6)		(10.4)
Net revenue, Other	132.4		309.1
Business Segment [Member] | Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	80.2	[1]	48.1	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(8.5)		11.7
Operating expenses	85.6		88.3
Operating profit (loss)	(94.1)		(76.6)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(9.6)		14.1
Net revenue, Net interest income	43.2		34.8
Net revenue, Net fees	(29.3)		(14.8)
Net revenue, Other	(23.5)		(5.9)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 1.1	[1]	¥ (2.4)	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.